Contract assets and contract liabilities - Additional Information (Details) - CNY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Contract Assets Explanatory [Line Items]
Receivables from contracts with customers	¥ 22,814		¥ 31,917	¥ 52,952
Revenue that was included in contract liability balance at beginning of period	2,000	¥ 12,500	12,500
Not later than one year [member]
Disclosure of Contract Assets Explanatory [Line Items]
Receivables from contracts with customers	¥ 0		¥ 561	¥ 250